PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 114,623	$ 104,129
Accumulated depreciation	81,010	74,259
Depreciated cost	33,613	29,870
Depreciation expenses	7,758	7,661	$ 8,389
Changes of property and equipment	2,581	1,508
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	111,012	100,027
Accumulated depreciation	78,317	70,956
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,201	2,954
Accumulated depreciation	1,856	2,502
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,410	1,148
Accumulated depreciation	$ 837	$ 801